UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     May 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $174,857 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D A M INC                    COM              00088U108       40    10000 SH       SOLE                    10000        0        0
ANNALY CAP MGMT INC            COM              035710409    12457   727410 SH       SOLE                   727410        0        0
AT&T INC                       COM              00206R102    28906  1121550 SH       SOLE                  1121550        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      945    15000 SH  PUT  SOLE                    15000        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234     2780    50000 SH  PUT  SOLE                    50000        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     3220    40000 SH  PUT  SOLE                    40000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      100    20000 SH  PUT  SOLE                    20000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102       24    84100 SH       SOLE                    84100        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1380    20000 SH  PUT  SOLE                    20000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    57796    80630 SH  CALL SOLE                    80630        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      654    15385 SH       SOLE                    15385        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     8750    25000 SH  PUT  SOLE                    25000        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    29596   954503 SH       SOLE                   954503        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    28209  1210551 SH       SOLE                  1210551        0        0